Schedule of Investments
September 29, 2023 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.32%

Aircraft & Parts - 2.02%
HEICO Corp. Class A	19,545	2,525,605

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.39%
Levi Strauss & Co. Class A	92,233	1,252,524
Lululemon Athletica, Inc. (Canada)	4,521	1,743,343

		2,995,867
Biological Products, (No Diagnostic Substances) - 3.50%
Bio-Techne Corp.	26,770	1,822,234
Repligen Corp. (2)	16,065	2,554,496

		4,376,730

Computer Communications Equipment - 1.08%
Arista Networks, Inc. (2)	7,420	1,364,761

Dental Equipment & Supplies - 1.15%
Envista Holdings Corp. (2)	51,368	1,432,140

Electrical Work - 2.21%
Quanta Services, Inc.	14,703	2,750,490

Electronic Components & Accessories - 1.52%
Universal Display Corp.	12,095	1,898,794

General Industrial Machinery & Equipment - 0.78%
Zebra Technologies Corp. Class A (2)	4,112	972,611

Household Appliances - 1.60%
A.O. Smith Corp.	30,071	1,988,595

Industrial Instruments for Measurement, Display, & Control- 1.68%
Keysight Technologies, Inc. (2)	15,830	2,094,467

Instruments For Measuring & Testing of Electricity & Electric Signals - 2.25%
Teradyne, Inc.	27,876	2,800,423

In Vitro & In Vivo Diagnostic Substances - 1.47%
Idexx Laboratories, Inc. (2)	4,178	1,826,914

Laboratory Analytical Instruments - 1.77%
Agilent Technologies, Inc.	13,208	1,476,918
Mettler Toledo International, Inc. (2)	654	724,678

		2,201,596

Lumber & Wood Products (No Furniture) - 1.89%
Trex Co., Inc. (2)	38,230	2,356,115

Measuring & Controlling Devices - 1.57%
Trimble, Inc. (2)	36,279	1,953,987

Metalworking Machinery & Equipment - 1.13%
Lincoln Electric Holdings, Inc.	7,778	1,413,963

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.21%
Martin Marietta Materials, Inc.	3,666	1,504,820

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.95%
Novanta, Inc. (2)	8,225	1,179,794

Motorcycles, Bicycles & Parts - 0.42%
Fox Factory Holding Corp. (2)	5,361	531,168

Motors & Generators - 1.19%
Generac Holdings, Inc. Class A (2)	13,635	1,485,670

Motor Vehicle Parts & Accessories - 2.44%
Borgwarner, Inc.	75,400	3,043,898

Ophthalmic Goods - 1.56%
National Vision Holdings, Inc. (2)	43,647	706,208
The Cooper Companies, Inc.	3,881	1,234,197

		1,940,405

Optical Instruments & Lenses - 1.39%
KLA Corp.	3,775	1,731,441

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.29%
Edwards Lifesciences Corp. (2)	24,434	1,692,787
Intuitive Surgical, Inc. (2)	8,223	2,403,501

		4,096,288

Pharmaceutical Preparations- 1.35%
Genmab A/S ADR (2)	47,713	1,682,838

Railroad Equipment - 0.93%
Westinghouse Air Brake Technologies Corp.	10,891	1,157,387

Retail-Auto Dealers & Gasoline Stations - 1.98%
Copart, Inc. (2)	57,372	2,472,159

Retail-Building Materials, Hardware, Garden Supply - 1.80%
Fastenal Co.	41,046	2,242,753

Retail-Lumber & Other Building Materials Dealers - 1.89%
Floor & Decor Holdings, Inc. Class A (2)	25,985	2,351,642

Retail-Shoe Stores - 0.50%
Foot Locker, Inc.	35,745	620,176

Rolling Drawing & Extruding of Nonferrous Metals - 0.87%
Howmet Aerospace, Inc.	23,658	1,094,182

Rubber & Plastics Footwear - 1.28%
On Holding AG Class A (Switzerland) (2)	57,175	1,590,608

Semiconductors & Related Devices - 5.93%
Lattice Semiconductor Corp. (2)	23,108	1,985,670
Microchip Technology, Inc.	33,043	2,579,006
Monolithic Power Systems, Inc.	6,118	2,826,516

		7,391,192

Services-Business Services - 4.25%
Costar Group, Inc. (2)	68,891	5,297,029

Services-Computer Processing & Data Preparation - 1.37%
Workday, Inc. Class A (2)	7,929	1,703,546

Services-Computer Programming, Data Processing, Etc. - 6.76%
Doubleverify Holdings, Inc. (2)	41,265	1,153,357
Factset Research Systems, Inc.	3,161	1,382,179
Pinterest, Inc. Class A (2)	113,374	3,064,499
The Trade Desk, Inc. Class A (2)	36,258	2,833,563

		8,433,598

Services-Miscellaneous Amusement & Recreation - 1.42%
Vail Resorts, Inc.	7,962	1,766,688

Services-Miscellaneous Equipment Rental & Leasing - 1.03%
Willscot Mobile Mini Holding Corp. (2)	31,306	1,302,017

Services-Prepackaged Software - 14.01%
Cadence Design Systems, Inc. (2)	18,363	4,302,451
Crowdstrike Holdings, Inc. Class A (2)	14,275	2,389,349
Docusign, Inc. (2)	24,684	1,036,728
Engagesmart Inc. (2)	25,571	460,022
HubSpot, Inc. (2)	3,095	1,524,287
Paycom Software, Inc.	7,107	1,842,632
Tyler Technologies, Inc. (2)	6,612	2,553,158
Veeva Systems, Inc. Class A (2)	8,899	1,810,502
Workiva, Inc. (2)	15,268	1,547,259

		17,466,388

Surgical & Medical Instruments & Apparatus - 5.08%
DexCom, Inc. (2)	38,718	3,612,389
Inspire Medical Systems, Inc. (2)	5,189	1,029,705
West Pharmaceutical Services Inc.	4,504	1,689,946

		6,332,040
Switchgear & Switchboard Apparatus - 0.94%
Littelfuse, Inc.	4,746	1,173,781

Trucking (No Local) - 1.87%
Old Dominion Freight Line, Inc.	5,685	2,325,961

Wholesale-Miscellaneous Durable Goods - 1.96%
Pool Corp.	6,877	2,448,900

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.61%
Hologic, Inc. (2)	28,978	2,011,073

Total Investments - 97.32%	(Cost $ 108,943,163)	121,330,500

Other Assets Less Liabilities - 2.68%		3,343,534

Total Net Assets - 100.00%		124,674,034

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$121,330,500	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$121,330,500	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.